Commitments and contingencies - Additional Information (Details) - Mountain View Fire $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	May 06, 2024 lawsuit	Mar. 06, 2024 case	Nov. 17, 2020 lawsuit
Commitments Disclosure [Line Items]
Number of active lawsuits				22
Number of lawsuits filed by groups of plaintiffs				15
Number of wrongful death lawsuits				1
Number of bellwether cases | case			4
Number of non-litigation claims		6
Accrued estimated losses | $	$ 172,282
Expected recoveries of insurance amount | $	116,000
Expenses of wildlife memerandum account | $	$ 56,282